INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS
INTANGIBLE ASSETS

11.  INTANGIBLE ASSETS

Changes in the net carrying amount of intangible assets are as follows:

			Customer
			relationships,
			projects
			under
	Spectrum		development
	licences	Software	and other	Total
Cost

Balance as of December 31, 2020	$979.3	$1,268.4	$130.9	$2,378.6
Additions[1]	830.0	87.6	68.5	986.1
Net change in additions financed with non-cash balances	—	(36.2)	45.1	8.9
Business acquisitions	—	—	2.3	2.3
Reclassification	—	34.5	(34.5)	—
Retirement, disposals and other	—	(15.2)	—	(15.2)
Balance as of December 31, 2021	1,809.3	1,339.1	212.3	3,360.7
Additions	—	48.0	27.1	75.1
Net change in additions financed with non-cash balances	—	5.5	(2.6)	2.9
Business acquisitions	—	11.7	6.1	17.8
Reclassification	—	165.2	(165.2)	—
Retirement, disposals and other	—	(29.8)	(0.3)	(30.1)
Balance as of December 31, 2022	$1,809.3	$1,539.7	$77.4	$3,426.4

			Customer
			relationships,
			projects
	Spectrum		development
	licences	Software	and other	Total
Accumulated amortization and impairment losses

Balance as of December 31, 2020	$247.7	$772.1	$7.4	$1,027.2
Amortization	—	133.2	3.5	136.7
Retirement, disposals and other	—	(15.2)	—	(15.2)
Balance as of December 31, 2021	247.7	890.1	10.9	1,148.7
Amortization	—	139.4	3.0	142.4
Retirement, disposals and other	—	(27.1)	(0.3)	(27.4)
Balance as of December 31, 2022	$247.7	$1,002.4	$13.6	$1,263.7

Net carrying amount
As of December 31, 2021	$1,561.6	$449.0	$201.4	$2,212.0
As of December 31, 2022	$1,561.6	$537.3	$63.8	$2,162.7
1	In 2021, the Corporation acquired 294 blocks of spectrum in the 3500 MHz band across the country.

The cost of internally generated intangible assets, mainly composed of software, was $789.9 million as of December 31, 2022 ($773.2 million as of December 31, 2021). For the year ended December 31, 2022, the Corporation recorded additions of internally generated intangible assets of $35.7 million ($154.2 million in 2021 and $73.1 million in 2020).

11.  INTANGIBLE ASSETS (continued)

The accumulated amortization and impairment losses on internally generated intangible assets, mainly composed of software, were $456.3 million as of December 31, 2022 ($422.9 million as of December 31, 2021). For the year ended December 31, 2022, the Corporation recorded $55.5 million in amortization on its internally generated intangible assets ($46.9 million in 2021 and $44.0 million in 2020). The net carrying value of internally generated intangible assets was $333.6 million as of December 31, 2022 ($350.3 million as of December 31, 2021).

The net carrying value of intangible assets with an indefinite useful life was $1,562.8 million as of December 31, 2022 and 2021.